SHAREHOLDERS' EQUITY (Schedule of Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized compensation costs relating to stock option awards outstanding	$ 1,926	$ 2,509
Total intrinsic value of exercised options	0	194
Total intrinsic value of fully vested options	0	0
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,177	1,292
General and Administration [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	547	538
Research and Development [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	297	505
Sales and Marketing [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 333	$ 249